Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
From time to time, we grant stock options, RSU awards, and PRSU awards to our employees and other service providers, including our named executive officers. For our employees and other service providers who are neither executive officers nor certain other members of management, we make equity grants on regular, predetermined grant dates pursuant to our Equity Award Policy, regardless of whether there is any material nonpublic information (MNPI) about Snowflake on such dates. Such grant dates fall (i) for new hire and discretionary equity awards, on the 8th, 15th, or 20th day of each month (or the immediately following trading day if such date falls on a weekend or holiday), depending on the calendar year, and (ii) for annual "refresh" equity awards, on the 20th day of the grant month (or the immediately following trading day if such date falls on a weekend or holiday), which is typically March, and in either case are not specifically timed in relation to our disclosure of MNPI. While we do not maintain a written policy on the timing of grants of stock options and other stock awards made to our executive officers and certain other members of management, such grants are generally made either (i) on the same grant dates, as applicable, as grants made pursuant to the Equity Award Policy, or (ii) on the date of a regularly scheduled meeting of our Board of Directors or the Compensation Committee. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation. We did not grant any stock options to our named executive officers during Fiscal Year 2026.
We have not granted stock options to our non-employee directors since our IPO in September 2020 and do not grant stock options to our non-employee directors under our current Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation—Non-Employee Director Compensation” above.

Award Timing Method	For our employees and other service providers who are neither executive officers nor certain other members of management, we make equity grants on regular, predetermined grant dates pursuant to our Equity Award Policy, regardless of whether there is any material nonpublic information (MNPI) about Snowflake on such dates. Such grant dates fall (i) for new hire and discretionary equity awards, on the 8th, 15th, or 20th day of each month (or the immediately following trading day if such date falls on a weekend or holiday), depending on the calendar year, and (ii) for annual "refresh" equity awards, on the 20th day of the grant month (or the immediately following trading day if such date falls on a weekend or holiday), which is typically March, and in either case are not specifically timed in relation to our disclosure of MNPI. While we do not maintain a written policy on the timing of grants of stock options and other stock awards made to our executive officers and certain other members of management, such grants are generally made either (i) on the same grant dates, as applicable, as grants made pursuant to the Equity Award Policy, or (ii) on the date of a regularly scheduled meeting of our Board of Directors or the Compensation Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Such grant dates fall (i) for new hire and discretionary equity awards, on the 8th, 15th, or 20th day of each month (or the immediately following trading day if such date falls on a weekend or holiday), depending on the calendar year, and (ii) for annual "refresh" equity awards, on the 20th day of the grant month (or the immediately following trading day if such date falls on a weekend or holiday), which is typically March, and in either case are not specifically timed in relation to our disclosure of MNPI. While we do not maintain a written policy on the timing of grants of stock options and other stock awards made to our executive officers and certain other members of management, such grants are generally made either (i) on the same grant dates, as applicable, as grants made pursuant to the Equity Award Policy, or (ii) on the date of a regularly scheduled meeting of our Board of Directors or the Compensation Committee. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation. We did not grant any stock options to our named executive officers during Fiscal Year 2026.
MNPI Disclosure Timed for Compensation Value	false